Note 6 - Property and Equipment	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
6	PROPERTY AND EQUIPMENT

	Computer and office equipment	Leasehold Improvements	Total
Cost, January 1, 2018	$89,787	$-	$89,787
Additions	7,839	33,180	41,019
Effect of foreign exchange	249	-	249
Cost, December 31, 2018	$97,875	$33,180	$131,055
Additions	450	-	450
Write off	(12,126)	-	(12,126)
Effect of foreign exchange	(1,371)	-	(1,371)
Cost, December 31, 2019	$84,828	$33,180	$118,008

Accumulated depreciation, January 1, 2018	$59,098	$-	$59,098
Charge for the year	6,756	11,613	18,369
Effect of foreign exchange	424	-	424
Accumulated depreciation, December 31, 2018	66,278	$11,613	$77,891
Charge for the year	6,595	11,613	18,208
Write off	(12,126)	-	(12,126)
Effect of foreign exchange	(1,180)	-	(1,180)
Accumulated depreciation, December 31, 2019	$59,567	$23,226	$82,793
Net book value, December 31, 2018	$31,597	$21,567	$53,164
Net book value, December 31, 2019	$25,261	$9,954	$35,215